Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
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Calculation of Basic and Diluted EPS
The calculation of basic EPS is as follows:

Continuing operations	Six months ended 30 June 2020		Six months ended 30 June 2019	Year ended 31 December 2019
Earnings 1 (£ million)	(2,626.5)		269.2	627.9
Weighted average shares used in basic EPS calculation (million)	1,224.7		1,249.1	1,250.0
EPS	(214.5p	)	2 1.5 p	50.2p

Discontinued o perations	Six months ended 30 June 2020		Six months ended 30 June 2019	Year ended 31 December 2019
Earnings 1 (£ million)	(6.8)		43.2	(3.8)
Weighted average shares used in basic EPS calculation (million)	1,224.7		1,249.1	1,250.0
EPS	( 0.5 p	)	3.5 p	(0.3p	)

Continued and discontinued o perations	Six months ended 30 June 2020		Six months ended 30 June 2019	Year ended 31 December 2019
Earnings 1 (£ million)	(2,633.3)		312.4	624.1
Weighted average shares used in basic EPS calculation (million)	1,224.7		1,249.1	1,250.0
EPS	(215.0p	)	25.0p	49.9p
Note
1	Earnings is equivalent to (loss)/ profit for the period attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

Continuing o perations	Six months ended 30 June 2020		Six months ended 30 June 2019	Year ended 31 December 2019
Diluted earnings (£ million)	(2,626.5)		269.2	627.9
Weighted average shares used in diluted EPS calculation 1 (million)	1,224.7		1,257.3	1,260.6
Diluted EPS	(214.5p	)	21.4 p	49.8p

Discontinued o perations	Six months ended 30 June 20 20		Six months ended 30 June 2019	Year ended 31 December 2019
Diluted earnings (£ million)	(6.8)		43.2	(3.8)
Weighted average shares used in diluted EPS calculation 1 (million)	1,224.7		1,257.3	1,260.6
Diluted EPS	(0.5 p	)	3.4 p	(0.3p	)

Continuing and discontinued operations	Six months ended 30 June 20 20		Six months ended 30 June 2019	Year ended 31 December 2019
Diluted earnings (£ million)	(2,633.3)		312.4	624.1
Weighted average shares used in diluted EPS calculation 1 (million)	1,224.7		1,257.3	1,260.6
Diluted EPS	(215.0p	)	24.8p	49.5p
Note
1
The weighted average shares used in the basic EPS calculation has also been used for diluted EPS due to the anti-dilutive effect of the weighted average shares calculated for the diluted EPS calculation.

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	m	m	m
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
Dilutive share options outstanding	—	0.1	0.3
Other potentially issuable shares	12.3	8.1	10.3
Weighted average shares used in diluted EPS calculation	1,237.0	1,257.3	1,260.6